REVENUE AND ACCOUNTS RECEIVABLE - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Contract with customer, term	1 year		1 year		1 year
Accrual for employee retention tax credit	$ 36,508		$ 36,508		$ 36,477	$ 17,119
Revenue Benchmark | Customer Concentration Risk
Disaggregation of Revenue [Line Items]
Concentration risk (as in percent)	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Medicaid | Revenue Benchmark | Customer Concentration Risk
Disaggregation of Revenue [Line Items]
Concentration risk (as in percent)	38.10%	35.40%	38.40%	32.90%	37.60%	30.20%	35.10%
Medicare | Revenue Benchmark | Customer Concentration Risk
Disaggregation of Revenue [Line Items]
Concentration risk (as in percent)	37.50%	41.70%	36.60%	44.80%	38.60%	47.60%	43.70%
Managed Care, Private And Other | Revenue Benchmark | Customer Concentration Risk
Disaggregation of Revenue [Line Items]
Concentration risk (as in percent)	24.40%	22.90%	25.00%	22.30%	24.00%	22.00%	21.00%